Other current assets	12 Months Ended
Dec. 31, 2020
Other Current Assets [Abstract]
Other current assets
18.	Other current assets

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Prepayments	3,940	431	515
VAT receivable	676	454	366
Total other current assets	4,616	885	881